UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

April 30, 2014

Columbia ETF Trust

Columbia Large Cap Growth ETF

Columbia Select Large Cap Growth ETF

Columbia Select Large Cap Value ETF

Columbia Core Bond ETF

Columbia Intermediate Municipal Bond ETF

Not FDIC insured • No bank guarantee • May lose value

Columbia ETF Trust

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy continued to recover at a slow but steady pace during the first quarter of 2014, supported by solid manufacturing activity, reasonable job growth and continued gains for the housing market. Industrial production was robust, buoyed by strong demand for autos and related parts. After a disappointing January, job growth picked up, which helped boost consumer confidence. Housing data was somewhat mixed, as harsh weather and higher mortgage rates put a damper on sales, while lower inventories helped prices trend higher. The Federal Reserve (the Fed) announced further reductions to its monthly asset purchases and reassured the markets that it would not make any significant changes to monetary policy until it was satisfied that the labor market was on solid ground. Despite mostly good news on the economic front, the broad financial markets recorded only modest gains, as bitter winter weather at home and mounting tensions between Russia and Western allies prompted investor caution.

Investors braced for higher interest rates, but long-term yields declined and the fixed-income markets were surprisingly resilient in the face of stable-to-improving economic data. Risk-on trading continued during the quarter as the higher yielding sectors of the fixed-income markets generally fared well. Emerging-market bonds, long-term U.S. Treasuries and sovereign debt were among the strongest performers, as were Treasury Inflation Protected Securities. Municipal bonds delivered solid gains, especially high-yield municipals, which benefited from continued improvement in state finances. Against this backdrop, the broad bond market, as measured by the Barclays U.S. Aggregate Bond Index, edged out the broad stock market, as measured by the Standard & Poor's 500 Index, with gains of 1.84% vs. 1.81%, respectively. As indicated late last year, the Fed began tapering its monthly asset purchase program and announced further reductions. New Fed chair Janet Yellen reassured investors the Fed was committed to keeping short-term borrowing rates low into 2015.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much. For the latest news, up-to-date fund performance and portfolio information for the funds in the Columbia ETF Trust, please visit us at columbiamanagementetf.com.

Thank you for your continued support of the Columbia ETF Trust. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia ETF Trust

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagementetf.com. The prospectus should be read carefully before investing.

The Columbia ETF Trust is managed by Columbia Management Investment Advisers, LLC and is distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC or its parent company, Ameriprise Financial, Inc.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia ETF Trust

Table of Contents

Columbia Large Cap Growth ETF

Performance Overview	2
Portfolio Overview	3

Columbia Select Large Cap Growth ETF

Performance Overview	4
Portfolio Overview	5

Columbia Select Large Cap Value ETF

Performance Overview	6
Portfolio Overview	7

Columbia Core Bond ETF

Performance Overview	8
Portfolio Overview	9

Columbia Intermediate Municipal Bond ETF

Performance Overview	10
Portfolio Overview	11
Understanding Your Fund's Expenses	12
Frequency Distribution of Premiums and Discounts	13
Portfolio of Investments	15
Statements of Assets and Liabilities	37
Statements of Operations	38
Statements of Changes in Net Assets	39
Financial Highlights	41
Notes to Financial Statements	46
Approval of Investment Management Services Agreement	53
Important Information About This Report	57

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

Fund Custodian

The Bank of New York Mellon Corp.
One Wall Street
New York, NY 10286

Fund Transfer Agent

The Bank of New York Mellon Corp.
One Wall Street
New York, NY 10286

For more information about any of the funds, please visit columbiamanagementetf.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia ETF Trust

Performance Overview

Columbia Large Cap Growth ETF

(Unaudited)

Performance Summary

>  Columbia Large Cap Growth ETF (the Fund) returned 5.87% at net asset value and 6.66% at market price for the six months ended April 30, 2014.

>  The Fund underperformed the Russell 1000 Growth Index, which returned 6.95% for the same period.

Average Annual Total Returns (%) (for period ended April 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Market Price	10/02/09	6.66	21.97	15.33
Net Asset Value	10/02/09	5.87	21.59	15.34
Russell 1000 Growth Index		6.95	20.66	17.11

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiamanagementetf.com.

Columbia Management Investment Advisers, LLC (Columbia) took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the New York Stock Exchange (NYSE) and does not represent returns an investor would receive if shares were traded at other times.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia ETF Trust

Portfolio Overview

Columbia Large Cap Growth ETF

(Unaudited)

Top 10 Holdings (%) (at April 30, 2014)
Apple, Inc.	5.5
Gilead Sciences, Inc.	2.8
Microsoft Corp.	2.6
QUALCOMM, Inc.	2.4
Schlumberger Ltd.	2.1
Raytheon Co.	2.0
Starwood Hotels & Resorts Worldwide, Inc.	2.0
AbbVie, Inc.	1.9
EMC Corp.	1.8
Monsanto Co.	1.7

Percentages indicated are based upon net assets. For further detail about these holdings, please refer to the section entitled Portfolio of Investments. The Fund's holdings are subject to change.

Sector Allocation (%) (at April 30, 2014)
Information Technology	28.9
Consumer Discretionary	17.4
Health Care	15.6
Industrials	13.7
Energy	5.5
Consumer Staples	4.8
Materials	4.7
Financials	4.6
Short Term Investment	3.4
Telecommunication Services	1.4
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0	)(a)
Net Assets	100.0

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Portfolio Management

John Wilson, CFA

Peter Deininger, CFA

Colin Moore, AIIMR

Fred Copper, CFA

Semiannual Report 2014

Columbia ETF Trust

Performance Overview

Columbia Select Large Cap Growth ETF

(Unaudited)

Performance Summary

>  Columbia Select Large Cap Growth ETF (the Fund) returned 4.01% at net asset value and 3.76% at market price for the six months ended April 30, 2014.

>  The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 6.95% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Market Price	10/02/09	3.76	24.25	14.44
Net Asset Value	10/02/09	4.01	24.36	14.43
Russell 1000 Growth Index		6.95	20.66	17.11

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiamanagementetf.com.

Columbia took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia ETF Trust

Portfolio Overview

Columbia Select Large Cap Growth ETF

(Unaudited)

Top 10 Holdings (%) (at April 30, 2014)
Fastenal Co.	3.8
Priceline Group, Inc. (The)	3.8
Michael Kors Holdings Ltd.	3.4
Precision Castparts Corp.	3.2
FMC Technologies, Inc.	3.1
Visa, Inc.	3.0
Salesforce.com, Inc.	3.0
MercadoLibre, Inc.	2.9
Gilead Sciences, Inc.	2.9
Linkedin Corp., Class A	2.8

Percentages indicated are based upon net assets. For further detail about these holdings, please refer to the section entitled Portfolio of Investments. The Fund's holdings are subject to change.

Sector Allocation (%) (at April 30, 2014)
Information Technology	35.8
Health Care	21.3
Consumer Discretionary	20.2
Industrials	9.5
Energy	6.2
Materials	3.3
Consumer Staples	1.2
Short Term Investment	1.1
Telecommunication Services	0.5
Financials	0.3
Total Investments	99.4
Other Assets in Excess of Liabilities	0.6
Net Assets	100.0

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Portfolio Management

Thomas Galvin, CFA

Richard Carter

Todd Herget

Brian Condon, CFA

Oliver Buckley*

*Effective July 18, 2014, Mr. Buckley no longer serves as Portfolio Manager for the Fund.

Semiannual Report 2014

Columbia ETF Trust

Performance Overview

Columbia Select Large Cap Value ETF

(Unaudited)

Performance Summary

>  Columbia Select Large Cap Value ETF (the Fund) returned 10.23% at net asset value and 10.20% at market price for the six months ended April 30, 2014.

>  The Fund outperformed its benchmark, the Russell 1000 Value Index, which returned 9.61% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Market Price	05/01/09	10.20	24.10	19.24
Net Asset Value	05/01/09	10.23	23.97	19.20
Russell 1000 Value Index		9.61	20.90	19.42

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiamanagementetf.com.

Columbia took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia ETF Trust

Portfolio Overview

Columbia Select Large Cap Value ETF

(Unaudited)

Top 10 Holdings (%) (at April 30, 2014)
Applied Materials, Inc.	4.4
Altria Group, Inc.	3.9
Verizon Communications, Inc.	3.7
Wells Fargo & Co.	3.7
Tyson Foods, Inc.	3.6
Morgan Stanley	3.6
Union Pacific Corp.	3.5
Bristol-Myers Squibb Co.	3.5
Anadarko Petroleum Corp.	3.5
Bank of America Corp.	3.3

Percentages indicated are based upon net assets. For further detail about these holdings, please refer to the section entitled Portfolio of Investments. The Fund's holdings are subject to change.

Sector Allocation (%) (at April 30, 2014)
Financials	23.4
Energy	16.4
Industrials	14.0
Consumer Staples	11.9
Health Care	8.8
Consumer Discretionary	7.9
Information Technology	6.3
Materials	4.1
Telecommunication Services	3.7
Utilities	2.7
Short Term Investment	1.0
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Portfolio Management

Richard Rosen

Kari Montanus

Brian Condon, CFA

Oliver Buckley*

*Effective July 18, 2014, Mr. Buckley no longer serves as Portfolio Manager for the Fund.

Semiannual Report 2014

Columbia ETF Trust

Performance Overview

Columbia Core Bond ETF

(Unaudited)

Performance Summary

>  Columbia Core Bond ETF (the Fund) returned 1.97% at net asset value and 2.10% at market value for the six months ended April 30, 2014.

>  The Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 1.74% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Market Price	01/29/10	2.10	-0.84	4.35
Net Asset Value	01/29/10	1.97	-0.16	4.47
Barclays U.S. Aggregate Bond Index		1.74	-0.26	4.17

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiamanagementetf.com.

Columbia took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia ETF Trust

Portfolio Overview

Columbia Core Bond ETF

(Unaudited)

Sector Allocation (%) (at April 30, 2014)
Corporate Bonds	40.5
U.S. Government & Agency Obligations	35.3
U.S. Treasury Obligations	15.6
Short Term Investment	15.0
Asset-Backed Securities — Non-Agency	2.7
Municipal Bonds	2.0
Mortgage-Backed Securities	1.4
Foreign Government Obligations	0.6
Total Investments	113.1
Liabilities in Excess of Other Assets	(13.1)
Net Assets	100.0

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Quality Ratings (%) (at April 30, 2014)
AAA rating	8.2
AA rating	3.2
A rating	38.6
BAA rating	8.4
BBB rating	39.0
BB rating	2.6
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

For information on the rating methodology of each agency, please go to: www.moodys.com, www.fitchratings.com or www.standardandpoors.com/home/en/us

Portfolio Management

Orhan Imer, PhD, CFA

Semiannual Report 2014

Columbia ETF Trust

Performance Overview

Columbia Intermediate Municipal Bond ETF

(Unaudited)

Performance Summary

>  Columbia Intermediate Municipal Bond ETF (the Fund) returned 2.52% at net asset value and 3.43% at market price for the six months ended April 30, 2014.

>  The Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, returned 3.14% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Market Price	01/29/10	3.43	-0.08	4.32
Net Asset Value	01/29/10	2.52	-0.23	4.38
Barclays 3-15 Year Blend Municipal Bond Index		3.14	0.97	4.58

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiamanagementetf.com.

Columbia took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia ETF Trust

Portfolio Overview

Columbia Intermediate Municipal Bond ETF

(Unaudited)

Top 10 States (%) (at April 30, 2014)
California	18.2
Washington	10.1
Texas	9.6
Florida	7.7
Illinois	6.9
New Jersey	5.8
Alaska	4.3
New York	4.3
Maryland	4.3
Missouri	3.3

Percentages indicated are based upon net assets. For further detail about these holdings, please refer to the section entitled Portfolio of Investments. The Fund's holdings are subject to change.

Quality Ratings (%) (at April 30, 2014)
AAA rating	4.4
AA rating	47.4
A rating	41.7
BAA rating	6.4
Not rated	0.1
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

For information on the rating methodology of each agency, please go to: www.moodys.com, www.fitchratings.com or www.standardandpoors.com/home/en/us

Portfolio Management

Brian McGreeny

Paul Fuchs

Semiannual Report 2014

Columbia ETF Trust

Understanding Your Fund's Expenses

(Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2014.

Actual Expenses

The information under each column in the table below entitled "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses Paid for the Period 11/1/2013 to 4/30/2014" to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information under each column in the table entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2013 ($)		Ending Account Value 4/30/2014 ($)		Expenses Paid For the Period 11/1/2013 to 4/30/2014† ($)		Annualized Expense Ratios for the Period 11/1/2013 to 04/30/2014* (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Large Cap Growth ETF	1,000.00	1,000.00	1,058.70	1,020.58	4.34	4.26	0.85
Columbia Select Large Cap Growth ETF	1,000.00	1,000.00	1,040.10	1,020.63	4.25	4.21	0.84
Columbia Select Large Cap Value ETF	1,000.00	1,000.00	1,102.30	1,020.98	4.01	3.86	0.77
Columbia Core Bond ETF	1,000.00	1,000.00	1,019.70	1,022.02	2.80	2.81	0.56
Columbia Intermediate Municipal Bond ETF	1,000.00	1,000.00	1,025.20	1,022.41	2.41	2.41	0.48

†Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

*Expense ratios reflect expense caps through the period ended April 30, 2014. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one year data in the Financial Highlights due to changes in the expense caps.

Had the Investment Manager not waived fees or reimbursed a portion of expenses, account values at the end of the period would have been reduced.

Semiannual Report 2014

Columbia ETF Trust

Frequency Distribution of Premiums and Discounts

(Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each Fund is for the period from inception date of such Fund through April 30, 2014.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Large Cap Growth ETF
October 2, 2009 – April 30, 2014
	0 - 49.9	285	490
	50 - 99.9	36	160
	100 - 199.9	2	157
	> 200	8	13
	Total	331	820
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Select Large Cap Growth ETF
October 2, 2009 – April 30, 2014
	0 - 49.9	473	281
	50 - 99.9	89	127
	100 - 199.9	6	142
	> 200	3	30
	Total	571	580

Semiannual Report 2014

Columbia ETF Trust

Frequency Distribution of Premiums and Discounts (continued)

(Unaudited)

		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Select Large Cap Value ETF
May 1, 2009 – April 30, 2014
	0 - 49.9	717	448
	50 - 99.9	76	3
	100 - 199.9	3	3
	> 200	4	3
	Total	800	457
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Core Bond ETF
January 29, 2010 – April 30, 2014
	0 - 49.9	258	323
	50 - 99.9	123	196
	100 - 199.9	65	63
	> 200	38	4
	Total	484	586
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Intermediate Municipal Bond ETF
January 29, 2010 – April 30, 2014
	0 - 49.9	208	621
	50 - 99.9	14	46
	100 - 199.9	4	117
	> 200	44	16
	Total	270	800

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments

Columbia Large Cap Growth ETF

April 30, 2014 (Unaudited)

Common Stocks 96.6%

Issuer	Shares	Value ($)
Consumer Discretionary 17.4%
Auto Components 1.9%
Dana Holding Corp.	410	8,680
Delphi Automotive PLC	320	21,389
Tenneco, Inc.*	105	6,286
Total Auto Components		36,355
Hotels, Restaurants & Leisure 2.8%
Las Vegas Sands Corp.	217	17,171
Starwood Hotels & Resorts Worldwide, Inc.	500	38,325
Total Hotels, Restaurants & Leisure		55,496
Household Durables 1.1%
Mohawk Industries, Inc.*	160	21,186
Internet & Catalog Retail 2.7%
Amazon.com, Inc.*	89	27,068
Netflix, Inc.*	14	4,509
Priceline Group, Inc. (The)*	18	20,840
Total Internet & Catalog Retail		52,417
Media 2.5%
DISH Network Corp. Class A*	436	24,791
Time Warner Cable, Inc.	95	13,438
Twenty-First Century Fox, Inc. Class A	335	10,727
Total Media		48,956
Multiline Retail 0.4%
Dillard's, Inc. Class A	81	7,932
Specialty Retail 3.0%
Home Depot, Inc. (The)	193	15,345
Lowe's Cos., Inc.	575	26,398
O'Reilly Automotive, Inc.*	118	17,557
Total Specialty Retail		59,300
Textiles, Apparel & Luxury Goods 3.0%
Hanesbrands, Inc.	203	16,664
NIKE, Inc. Class B	160	11,672
VF Corp.	494	30,178
Total Textiles, Apparel & Luxury Goods		58,514
Total Consumer Discretionary		340,156

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Staples 4.8%
Beverages 1.7%
Anheuser-Busch InBev NV(a)	123	13,016
Coca-Cola Enterprises, Inc.	448	20,357
Total Beverages		33,373
Food Products 1.7%
Archer-Daniels-Midland Co.	529	23,133
WhiteWave Foods Co. (The) Class A*	373	10,329
Total Food Products		33,462
Personal Products 1.4%
Estee Lauder Cos., Inc. (The) Class A	368	26,706
Total Consumer Staples		93,541
Energy 5.5%
Energy Equipment & Services 3.3%
Halliburton Co.	383	24,156
Schlumberger Ltd.	406	41,229
Total Energy Equipment & Services		65,385
Oil, Gas & Consumable Fuels 2.2%
Anadarko Petroleum Corp.	135	13,368
EOG Resources, Inc.	200	19,600
Exxon Mobil Corp.	103	10,548
Total Oil, Gas & Consumable Fuels		43,516
Total Energy		108,901
Financials 4.6%
Banks 2.2%
Citigroup, Inc.	380	18,206
Fifth Third Bancorp	427	8,801
Wells Fargo & Co.	310	15,388
Total Banks		42,395
Capital Markets 2.1%
BlackRock, Inc.	93	27,993
Invesco Ltd.	380	13,380
Total Capital Markets		41,373
Insurance 0.3%
Lincoln National Corp.	120	5,821
Total Financials		89,589

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Large Cap Growth ETF

April 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 15.6%
Biotechnology 6.5%
Alkermes PLC*	157	7,263
Amgen, Inc.	114	12,739
Celgene Corp.*	167	24,551
Cubist Pharmaceuticals, Inc.*	98	6,866
Gilead Sciences, Inc.*	710	55,728
Pharmacyclics, Inc.*	70	6,621
Vertex Pharmaceuticals, Inc.*	212	14,352
Total Biotechnology		128,120
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	216	8,368
Medtronic, Inc.	337	19,823
St. Jude Medical, Inc.	430	27,292
Zimmer Holdings, Inc.	134	12,971
Total Health Care Equipment & Supplies		68,454
Health Care Providers & Services 1.1%
Cardinal Health, Inc.	310	21,548
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc.	105	11,970
Pharmaceuticals 3.9%
AbbVie, Inc.	713	37,133
Bristol-Myers Squibb Co.	340	17,030
Johnson & Johnson	210	21,271
Total Pharmaceuticals		75,434
Total Health Care		305,526
Industrials 13.7%
Aerospace & Defense 4.4%
Boeing Co. (The)	150	19,353
Honeywell International, Inc.	298	27,684
Raytheon Co.	408	38,956
Total Aerospace & Defense		85,993
Air Freight & Logistics 0.7%
FedEx Corp.	98	13,352
Commercial Services & Supplies 1.3%
Tyco International Ltd.	605	24,745
Electrical Equipment 2.9%
Eaton Corp. PLC	453	32,906

Common Stocks (continued)

Issuer	Shares	Value ($)
Rockwell Automation, Inc.	190	22,644
Total Electrical Equipment		55,550
Machinery 1.1%
Pall Corp.	262	22,047
Professional Services 1.1%
Nielsen Holdings NV	469	22,020
Road & Rail 2.2%
J.B. Hunt Transport Services, Inc.	249	18,949
Union Pacific Corp.	130	24,756
Total Road & Rail		43,705
Total Industrials		267,412
Information Technology 28.9%
Communications Equipment 2.7%
Cisco Systems, Inc.	293	6,771
QUALCOMM, Inc.	585	46,045
Total Communications Equipment		52,816
Electronic Equipment, Instruments & Components 0.2%
Sanmina Corp.*	205	4,151
Internet Software & Services 5.9%
eBay, Inc.*	336	17,415
Facebook, Inc. Class A*	455	27,200
Google, Inc. Class A*	61	32,628
Google, Inc. Class C*	61	32,126
Pandora Media, Inc.*	244	5,714
Total Internet Software & Services		115,083
IT Services 3.0%
Accenture PLC Class A	225	18,050
International Business Machines Corp.	62	12,181
Visa, Inc. Class A	141	28,568
Total IT Services		58,799
Semiconductors & Semiconductor Equipment 3.6%
Avago Technologies Ltd.	240	15,240
KLA-Tencor Corp.	370	23,676
NXP Semiconductors NV*	326	19,436
Xilinx, Inc.	239	11,279
Total Semiconductors & Semiconductor Equipment		69,631
Software 6.2%
Microsoft Corp.	1,264	51,066
Red Hat, Inc.*	280	13,622

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Large Cap Growth ETF

April 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Salesforce.com, Inc.*	633	32,694
ServiceNow, Inc.*	82	4,077
VMware, Inc. Class A*	227	21,000
Total Software		122,459
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	182	107,397
EMC Corp.	1,359	35,062
Total Technology Hardware, Storage & Peripherals		142,459
Total Information Technology		565,398
Materials 4.7%
Chemicals 4.7%
Celanese Corp. Series A	266	16,340
LyondellBasell Industries NV Class A	337	31,173
Monsanto Co.	300	33,210
PPG Industries, Inc.	60	11,617
Total Chemicals		92,340
Total Materials		92,340
Telecommunication Services 1.4%
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc.	603	28,178
Total Telecommunication Services		28,178
Total Common Stocks (Cost $1,422,142)		1,891,041

Short Term Investment 3.4%

	Shares	Value ($)
Money Market Fund 3.4%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%† (Cost $66,184)	66,184	66,184
Total Investments 100.0% (Cost 1,488,326)		1,957,225
Liabilities in Excess of Other Assets (0.0)%		(576)
Net Assets 100.0%		1,956,649

*  Non-income producing security.

(a)  American Depositary Receipts.

†  Represents average annualized seven-day yield as of April 30, 2014.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Large Cap Growth ETF

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$1,891,041	$—	$—	$1,891,041
Money Market Fund	66,184	—	—	66,184
Total	$1,957,225	$—	$—	$1,957,225

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments

Columbia Select Large Cap Growth ETF

April 30, 2014 (Unaudited)

Common Stocks 98.3%

Issuer	Shares	Value ($)
Consumer Discretionary 20.2%
Auto Components 0.7%
Dana Holding Corp.	2,598	55,000
Tenneco, Inc.*	667	39,933
Total Auto Components		94,933
Automobiles 2.8%
Tesla Motors, Inc.*	1,686	350,503
Hotels, Restaurants & Leisure 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	634	48,596
Internet & Catalog Retail 6.6%
Amazon.com, Inc.*	1,151	350,054
Priceline Group, Inc. (The)*	412	476,993
Total Internet & Catalog Retail		827,047
Media 2.5%
Discovery Communications, Inc. Class A*	4,149	314,909
Multiline Retail 0.4%
Dillard's, Inc. Class A	514	50,336
Specialty Retail 3.4%
Home Depot, Inc. (The)	1,224	97,320
TJX Cos., Inc. (The)	5,770	335,698
Total Specialty Retail		433,018
Textiles, Apparel & Luxury Goods 3.4%
Michael Kors Holdings Ltd.*	4,636	422,803
Total Consumer Discretionary		2,542,145
Consumer Staples 1.2%
Food Products 1.2%
Archer-Daniels-Midland Co.	3,346	146,321
Total Consumer Staples		146,321
Energy 6.2%
Energy Equipment & Services 3.6%
FMC Technologies, Inc.*	6,956	394,405
Schlumberger Ltd.	556	56,462
Total Energy Equipment & Services		450,867
Oil, Gas & Consumable Fuels 2.6%
Cabot Oil & Gas Corp.	4,599	180,648
EOG Resources, Inc.	841	82,418

Common Stocks (continued)

Issuer	Shares	Value ($)
Exxon Mobil Corp.	653	66,874
Total Oil, Gas & Consumable Fuels		329,940
Total Energy		780,807
Financials 0.3%
Insurance 0.3%
Lincoln National Corp.	759	36,819
Total Financials		36,819
Health Care 21.3%
Biotechnology 15.0%
Alexion Pharmaceuticals, Inc.*	1,641	259,606
Amgen, Inc.	722	80,684
Biogen Idec, Inc.*	1,166	334,782
Celgene Corp.*	2,242	329,596
Gilead Sciences, Inc.*	4,575	359,092
Pharmacyclics, Inc.*	2,214	209,400
Vertex Pharmaceuticals, Inc.*	4,587	310,540
Total Biotechnology		1,883,700
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	1,369	53,035
Medtronic, Inc.	2,135	125,581
Total Health Care Equipment & Supplies		178,616
Life Sciences Tools & Services 2.0%
Illumina, Inc.*	1,882	255,670
Pharmaceuticals 2.9%
AbbVie, Inc.	1,220	63,538
Bristol-Myers Squibb Co.	6,061	303,595
Total Pharmaceuticals		367,133
Total Health Care		2,685,119
Industrials 9.5%
Aerospace & Defense 4.4%
Precision Castparts Corp.	1,581	400,135
Raytheon Co.	1,601	152,863
Total Aerospace & Defense		552,998
Air Freight & Logistics 0.7%
FedEx Corp.	619	84,339
Machinery 0.6%
Pall Corp.	873	73,463

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Select Large Cap Growth ETF

April 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Trading Companies & Distributors 3.8%
Fastenal Co.	9,671	484,324
Total Industrials		1,195,124
Information Technology 35.8%
Communications Equipment 0.8%
Cisco Systems, Inc.	1,856	42,892
QUALCOMM, Inc.	728	57,301
Total Communications Equipment		100,193
Electronic Equipment, Instruments & Components 0.2%
Sanmina Corp.*	1,298	26,285
Internet Software & Services 13.8%
Baidu, Inc.*(a)	1,994	306,777
Facebook, Inc. Class A*	5,389	322,155
Google, Inc. Class A*	351	187,743
Google, Inc. Class C*	351	184,858
Linkedin Corp. Class A*	2,334	358,199
MercadoLibre, Inc.	3,975	370,748
Total Internet Software & Services		1,730,480
IT Services 6.3%
Cognizant Technology Solutions Corp. Class A*	7,187	344,293
International Business Machines Corp.	392	77,016
Visa, Inc. Class A	1,851	375,031
Total IT Services		796,340
Semiconductors & Semiconductor Equipment 3.1%
ARM Holdings PLC(a)	6,918	314,907
Xilinx, Inc.	1,509	71,210
Total Semiconductors & Semiconductor Equipment		386,117
Software 10.5%
Microsoft Corp.	2,554	103,182
Red Hat, Inc.*	6,079	295,743
Salesforce.com, Inc.*	7,220	372,913
Splunk, Inc.*	4,382	239,126
VMware, Inc. Class A*	3,375	312,221
Total Software		1,323,185
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.	234	138,081
Total Information Technology		4,500,681

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 3.3%
Chemicals 3.3%
Monsanto Co.	3,120	345,384
PPG Industries, Inc.	379	73,382
Total Chemicals		418,766
Total Materials		418,766
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	1,428	66,730
Total Telecommunication Services		66,730
Total Common Stocks (Cost $11,291,795)		12,372,512

Short Term Investment 1.1%

	Shares	Value ($)
Money Market Fund 1.1%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%† (Cost $142,820)	142,820	142,820
Total Investments 99.4% (Cost $11,434,615)		12,515,332
Other Assets in Excess of Liabilities 0.6%		76,667
Net Assets 100.0%		12,591,999

*  Non-income producing security.

(a)  American Depositary Receipts.

†  Represents average annualized seven-day yield as of April 30, 2014.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Select Large Cap Growth ETF

April 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Select Large Cap Growth ETF

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$12,372,512	$—	$—	$12,372,512
Money Market Fund	142,820	—	—	142,820
Total	$12,515,332	$—	$—	$12,515,332

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments

Columbia Select Large Cap Value ETF

April 30, 2014 (Unaudited)

Common Stocks 99.2%

Issuer	Shares	Value ($)
Consumer Discretionary 7.9%
Multiline Retail 2.4%
Nordstrom, Inc.	2,550	156,264
Specialty Retail 5.5%
Gap, Inc. (The)	3,714	145,960
Lowe's Cos., Inc.	4,500	206,595
Total Specialty Retail		352,555
Total Consumer Discretionary		508,819
Consumer Staples 11.9%
Food & Staples Retailing 2.1%
Costco Wholesale Corp.	1,200	138,816
Food Products 3.6%
Tyson Foods, Inc. Class A	5,556	233,185
Tobacco 6.2%
Altria Group, Inc.	6,240	250,286
Philip Morris International, Inc.	1,725	147,367
Total Tobacco		397,653
Total Consumer Staples		769,654
Energy 16.4%
Oil, Gas & Consumable Fuels 16.4%
Anadarko Petroleum Corp.	2,250	222,795
Chevron Corp.	621	77,948
ConocoPhillips	1,725	128,185
Marathon Oil Corp.	3,900	140,985
Marathon Petroleum Corp.	1,200	111,540
Valero Energy Corp.	3,646	208,442
Williams Cos., Inc. (The)	4,050	170,788
Total Oil, Gas & Consumable Fuels		1,060,683
Total Energy		1,060,683
Financials 23.4%
Banks 12.8%
Bank of America Corp.	14,249	215,730
Citigroup, Inc.	3,600	172,476
JPMorgan Chase & Co.	3,525	197,329
Wells Fargo & Co.	4,800	238,272
Total Banks		823,807
Capital Markets 3.6%
Morgan Stanley	7,500	231,975

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 7.0%
MetLife, Inc.	2,938	153,804
Prudential Financial, Inc.	1,684	135,865
Unum Group	4,950	164,439
Total Insurance		454,108
Total Financials		1,509,890
Health Care 8.8%
Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	2,175	158,318
Health Care Providers & Services 2.8%
Humana, Inc.	1,650	181,088
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	4,500	225,405
Total Health Care		564,811
Industrials 14.0%
Aerospace & Defense 8.5%
General Dynamics Corp.	1,650	180,592
Honeywell International, Inc.	2,025	188,123
United Technologies Corp.	1,500	177,495
Total Aerospace & Defense		546,210
Road & Rail 5.5%
CSX Corp.	4,500	126,990
Union Pacific Corp.	1,200	228,516
Total Road & Rail		355,506
Total Industrials		901,716
Information Technology 6.3%
Communications Equipment 1.9%
Juniper Networks, Inc.*	4,950	122,216
Semiconductors & Semiconductor Equipment 4.4%
Applied Materials, Inc.	14,999	285,881
Total Information Technology		408,097
Materials 4.1%
Chemicals 2.3%
E.I. du Pont de Nemours & Co.	2,250	151,470
Metals & Mining 1.8%
Freeport-McMoRan Copper & Gold, Inc.	3,300	113,421
Total Materials		264,891

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Select Large Cap Value ETF

April 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services 3.7%
Diversified Telecommunication Services 3.7%
Verizon Communications, Inc.	5,100	238,323
Total Telecommunication Services		238,323
Utilities 2.7%
Independent Power and Renewable Electricity Producers 2.7%
AES Corp. (The)	12,000	173,400
Total Utilities		173,400
Total Common Stocks (Cost $5,142,080)		6,400,284

Short Term Investment 1.0%

	Shares	Value ($)
Money Market Fund 1.0%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%† (Cost $62,129)	62,129	62,129
Total Investments 100.2% (Cost 5,204,209)		6,462,413
Liabilities in Excess of Other Assets (0.2)%		(12,070)
Net Assets 100.0%		6,450,343

*  Non-income producing security.

†  Represents average annualized seven-day yield as of April 30, 2014.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Select Large Cap Value ETF

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$6,400,284	$—	$—	$6,400,284
Money Market Fund	62,129	—	—	62,129
Total	$6,462,413	$—	$—	$6,462,413

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments

Columbia Core Bond ETF

April 30, 2014 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Corporate Bonds 40.5%
Aerospace & Defense 0.7%
L-3 Communications Corp. 3.950%, 11/15/16	20,000	21,330
Lockheed Martin Corp. 2.125%, 09/15/16	15,000	15,411
Total Aerospace & Defense		36,741
Banking 6.1%
American Express Credit Corp. 1.084%, 06/24/14(a)	25,000	25,029
Bank of America Corp. 6.400%, 08/28/17	40,000	45,818
Bank of America NA 0.513%, 06/15/16(a)	10,000	9,923
Citigroup, Inc. 4.500%, 01/14/22	10,000	10,667
6.125%, 11/21/17	40,000	45,716
Fifth Third Bancorp 0.655%, 12/20/16(a)	10,000	9,913
2.300%, 03/01/19	25,000	24,954
Goldman Sachs Group, Inc. (The) 5.250%, 07/27/21	10,000	11,103
6.000%, 06/15/20	30,000	34,681
HSBC Holdings PLC 5.100%, 04/05/21	10,000	11,251
JPMorgan Chase & Co. 5.150%, 10/01/15	25,000	26,481
6.400%, 05/15/38	10,000	12,365
KeyCorp 2.300%, 12/13/18	25,000	25,106
Morgan Stanley 4.750%, 03/22/17	10,000	10,909
Wells Fargo & Co. 1.250%, 02/13/15	10,000	10,071
Total Banking		313,987
Chemicals 1.1%
Dow Chemical Co. 8.550%, 05/15/19	30,000	38,458
Eastman Chemical Co. 5.500%, 11/15/19	15,000	16,994
Total Chemicals		55,452
Construction Machinery 1.0%
Caterpillar Financial Services Corp. 0.474%, 02/26/16(a)	10,000	10,020
5.450%, 04/15/18	30,000	34,064
Issuer	Principal Amount ($)	Value ($)
John Deere Capital Corp. 0.875%, 04/17/15	10,000	10,061
Total Construction Machinery		54,145
Diversified Manufacturing 0.7%
Eaton Corp. 0.563%, 06/16/14(a)	10,000	10,002
United Technologies Corp. 3.100%, 06/01/22	25,000	25,253
Total Diversified Manufacturing		35,255
Electric 2.9%
Berkshire Hathaway Energy Co. 5.750%, 04/01/18	14,000	15,991
Duke Energy Ohio, Inc. 0.375%, 03/06/15(a)	10,000	10,008
Entergy Corp. 3.625%, 09/15/15	10,000	10,345
Entergy Gulf States Louisiana LLC 3.950%, 10/01/20	10,000	10,531
Exelon Generation Co. LLC 5.200%, 10/01/19	10,000	11,206
PPL Capital Funding, Inc. 3.400%, 06/01/23	10,000	9,833
PPL Energy Supply LLC 4.600%, 12/15/21	15,000	15,281
Sierra Pacific Power Co. 6.000%, 05/15/16	15,000	16,563
Southern California Edison Co. 0.683%, 09/15/14(a)	20,000	20,025
Southern Power Co. 4.875%, 07/15/15	30,000	31,436
Total Electric		151,219
Environmental 0.6%
Waste Management, Inc. 4.750%, 06/30/20	30,000	33,230
Food and Beverage 1.4%
Anheuser-Busch InBev Worldwide, Inc. 5.375%, 01/15/20	30,000	34,549
Campbell Soup Co. 3.800%, 08/02/42	2,000	1,703
ConAgra Foods, Inc. 1.900%, 01/25/18	25,000	24,919
PepsiCo, Inc. 0.444%, 02/26/16(a)	10,000	10,011
Total Food and Beverage		71,182

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Core Bond ETF

April 30, 2014 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Foreign Agencies 0.5%
Petrobras International Finance Co. 5.875%, 03/01/18	15,000	16,207
Petroleos Mexicanos 5.500%, 06/27/44	10,000	9,800
Total Foreign Agencies		26,007
Gas Pipelines 2.3%
El Paso Corp. 6.500%, 09/15/20	20,000	22,065
El Paso Pipeline Partners Operating Co. LLC 4.300%, 05/01/24	15,000	15,039
5.000%, 10/01/21	10,000	10,747
Energy Transfer Partners LP 6.500%, 02/01/42	10,000	11,605
Kinder Morgan Energy Partners LP 3.500%, 03/01/21	10,000	10,013
NiSource Finance Corp. 5.250%, 02/15/43	10,000	10,421
5.800%, 02/01/42	15,000	16,748
TransCanada Pipelines Ltd. 3.800%, 10/01/20	10,000	10,600
Transcontinental Gas Pipe Line Co. LLC 4.450%, 08/01/42	10,000	9,763
Total Gas Pipelines		117,001
Health Care 1.5%
Bio-Rad Laboratories, Inc. 4.875%, 12/15/20	30,000	31,538
Boston Scientific Corp. 6.250%, 11/15/15	15,000	16,172
McKesson Corp. 3.250%, 03/01/16	30,000	31,289
Total Health Care		78,999
Healthcare Insurance 0.4%
Aetna, Inc. 2.750%, 11/15/22	10,000	9,603
WellPoint, Inc. 3.300%, 01/15/23	10,000	9,779
Total Healthcare Insurance		19,382
Independent Energy 0.9%
Anadarko Petroleum Corp. 6.375%, 09/15/17	20,000	23,124
Encana Corp. 3.900%, 11/15/21	10,000	10,372
Nexen, Inc. 5.875%, 03/10/35	10,000	11,054
Total Independent Energy		44,550
Issuer	Principal Amount ($)	Value ($)
Integrated Energy 1.0%
Murphy Oil Corp. 5.125%, 12/01/42	10,000	9,700
Shell International Finance BV 3.100%, 06/28/15	10,000	10,324
Total Capital International SA 3.750%, 04/10/24	30,000	30,931
Total Integrated Energy		50,955
Life Insurance 2.3%
Genworth Holdings, Inc. 4.900%, 08/15/23	25,000	26,793
Hartford Financial Services Group, Inc. (The) 5.375%, 03/15/17	25,000	27,648
MetLife, Inc. 6.400%, 12/15/36	40,000	43,400
Prudential Financial, Inc. 4.500%, 11/16/21	15,000	16,397
6.625%, 06/21/40	5,000	6,484
Total Life Insurance		120,722
Media Cable 1.3%
Comcast Corp. 5.150%, 03/01/20	20,000	22,761
DIRECTV Holdings LLC 2.400%, 03/15/17	8,000	8,209
6.375%, 03/01/41	10,000	11,218
Time Warner Cable, Inc. 7.300%, 07/01/38	20,000	26,576
Total Media Cable		68,764
Media Non-Cable 0.3%
Reed Elsevier Capital, Inc. 3.125%, 10/15/22	15,000	14,541
Metals 1.2%
Alcoa, Inc. 5.400%, 04/15/21	15,000	15,845
6.750%, 07/15/18	5,000	5,712
Arcelormittal 6.000%, 03/01/21	5,000	5,350
Freeport-McMoRan Copper & Gold, Inc. 3.100%, 03/15/20	10,000	9,904
Rio Tinto Finance USA PLC 1.125%, 03/20/15	15,000	15,080
Vale Overseas Ltd. 4.375%, 01/11/22	10,000	10,135
Total Metals		62,026

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Core Bond ETF

April 30, 2014 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Non-Captive Consumer 0.2%
Discover Financial Services 6.450%, 06/12/17	10,000	11,406
Non-Captive Diversified 1.2%
General Electric Capital Corp. 2.150%, 01/09/15	10,000	10,129
2.300%, 04/27/17	10,000	10,314
4.375%, 09/16/20	40,000	43,768
Total Non-Captive Diversified		64,211
Oil Field Services 0.1%
Weatherford International Ltd. 6.000%, 03/15/18	5,000	5,693
Other Financial Institutions 0.4%
NYSE Euronext 2.000%, 10/05/17	20,000	20,336
Pharmaceuticals 1.1%
Johnson & Johnson 0.326%, 05/15/14(a)	25,000	25,002
Teva Pharmaceutical Finance III LLC 3.000%, 06/15/15	30,000	30,837
Total Pharmaceuticals		55,839
Property & Casualty 1.3%
ACE INA Holdings, Inc. 5.700%, 02/15/17	30,000	33,647
Berkshire Hathaway, Inc. 1.900%, 01/31/17	10,000	10,255
Liberty Mutual Group, Inc. 4.950%, 05/01/22	20,000	21,575
Total Property & Casualty		65,477
Railroads 1.2%
Burlington Northern Santa Fe LLC 3.050%, 03/15/22	15,000	14,785
Canadian Pacific Railway Co. 6.500%, 05/15/18	10,000	11,611
CSX Corp. 7.375%, 02/01/19	30,000	36,736
Total Railroads		63,132
REITs 0.6%
Boston Properties LP 4.125%, 05/15/21	15,000	15,927
Duke Realty LP 6.750%, 03/15/20	5,000	5,889
Simon Property Group LP 2.150%, 09/15/17	10,000	10,257
Total REITs		32,073
Issuer	Principal Amount ($)	Value ($)
Restaurants 0.7%
McDonald's Corp. 2.625%, 01/15/22	10,000	9,745
Yum! Brands, Inc. 3.875%, 11/01/23	25,000	25,228
Total Restaurants		34,973
Retailers 0.6%
AutoZone, Inc. 5.750%, 01/15/15	30,000	31,058
Supermarkets 0.1%
Safeway, Inc. 4.750%, 12/01/21	3,000	3,075
Supranational 0.5%
European Investment Bank 5.125%, 05/30/17	25,000	28,080
Technology 3.5%
Apple, Inc. 2.400%, 05/03/23	15,000	14,015
Cisco Systems, Inc. 2.125%, 03/01/19	5,000	5,003
4.450%, 01/15/20	30,000	33,169
Hewlett-Packard Co. 0.633%, 05/30/14(a)	15,000	15,003
Intel Corp. 3.300%, 10/01/21	25,000	25,750
Jabil Circuit, Inc. 7.750%, 07/15/16	30,000	34,050
Oracle Corp. 6.500%, 04/15/38	30,000	39,051
Xerox Corp. 1.056%, 05/16/14(a)	15,000	15,003
Total Technology		181,044
Transportation Services 0.2%
ERAC USA Finance LLC 5.625%, 03/15/42	10,000	11,176
Wireless 0.4%
American Tower Corp. 5.050%, 09/01/20	20,000	21,566
Wirelines 2.2%
AT&T, Inc. 1.700%, 06/01/17	10,000	10,095
5.800%, 02/15/19	30,000	34,812
Telecom Italia Capital SA 6.175%, 06/18/14	7,000	7,042
7.175%, 06/18/19	5,000	5,800

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Core Bond ETF

April 30, 2014 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Verizon Communications, Inc. 3.650%, 09/14/18	30,000	32,029
6.350%, 04/01/19	20,000	23,655
Total Wirelines		113,433
Total Corporate Bonds (Cost $1,988,015)		2,096,730
U.S. Government & Agency Obligations 35.3%
Federal National Mortgage Association 17.7%
2.375%, 07/28/15	100,000	102,724
3.000%, 05/01/29(b)	125,000	128,994
3.500%, 01/25/24	30,993	32,358
3.500%, 05/01/29(b)	75,000	78,984
3.500%, 05/01/44(b)	100,000	101,492
4.000%, 03/01/26	25,370	26,990
4.000%, 05/01/29(b)	25,000	26,522
4.000%, 06/25/37	2,882	2,959
4.000%, 03/01/41	63,340	66,406
4.000%, 05/01/44(b)	50,000	52,385
4.500%, 02/01/22	10,927	11,679
4.500%, 05/01/29(b)	25,000	26,537
4.500%, 08/01/39	97,297	104,670
4.500%, 03/01/41	50,493	54,367
5.000%, 03/01/24	2,728	2,968
5.000%, 10/01/39	33,492	36,721
5.500%, 04/01/38	16,522	18,229
6.000%, 09/01/39	19,965	22,328
6.500%, 09/01/38	15,462	17,250
Total Federal National Mortgage Association		914,563
Government National Mortgage Association 8.9%
1.883%, 04/16/32	22,442	22,512
2.169%, 11/16/37	12,201	12,327
2.210%, 11/16/34	11,534	11,581
2.210%, 12/16/35	24,181	24,349
3.500%, 05/01/44(b)	50,000	51,406
4.000%, 05/01/44(b)	75,000	79,371
4.500%, 06/16/34	4,048	4,084
4.500%, 05/01/44(b)	175,000	189,711
5.000%, 02/15/40	24,019	26,455
5.500%, 05/01/44(b)	25,000	27,740
6.000%, 12/15/37	8,688	9,730
Total Government National Mortgage Association		459,266
Federal Home Loan Mortgage Corporation 8.7%
2.500%, 05/27/16	200,000	208,275
3.500%, 03/15/24	8,172	8,475
3.500%, 09/15/24	5,544	5,776
3.750%, 03/27/19	100,000	109,468
5.000%, 02/01/40	71,181	77,877
5.500%, 05/01/35	25,464	28,255
6.000%, 10/01/38	11,844	13,183
Issuer	Principal Amount ($)	Value ($)
6.500%, 08/01/38	2,071	2,327
Total Federal Home Loan Mortgage Corporation		453,636
Total U.S. Government & Agency Obligations (Cost $1,781,709)		1,827,465
U.S. Treasury Obligations 15.6%
U.S. Treasury Note 7.1%
0.250%, 02/15/15	75,000	75,094
2.125%, 01/31/21	145,000	144,411
7.500%, 11/15/24	100,000	144,781
Total U.S. Treasury Note		364,286
U.S. Treasury Bond 6.9%
2.750%, 08/15/42	45,000	39,277
4.375%, 02/15/38	65,000	76,121
4.375%, 05/15/41	65,000	76,507
5.000%, 05/15/37	45,000	57,347
5.250%, 11/15/28	50,000	63,117
5.375%, 02/15/31	35,000	45,232
Total U.S. Treasury Bond		357,601
U.S. Treasury Inflation Indexed Note 1.6%
0.125%, 04/15/16	75,000	82,056
Total U.S. Treasury Obligations (Cost $785,850)		803,943
Asset-Backed Securities — Non-Agency 2.7%
BMW Vehicle Owner Trust 0.760%, 08/25/15	3,746	3,749
Hyundai Auto Receivables Trust 2.450%, 12/15/16	12,002	12,095
Resolution Funding Corp Principal Strip 0.000%, 10/15/19	25,000	22,302
Small Business Administration Participation Certificates 3.920%, 10/01/29	32,168	33,705
3.150%, 07/01/33	24,499	24,464
Smart Trust/Australia 0.840%, 09/14/16	13,000	13,032
Toyota Auto Receivables Owner Trust 0.750%, 02/16/16	7,610	7,625
Volkswagen Auto Loan Enhanced Trust 1.980%, 09/20/17	23,010	23,176
Total Asset-Backed Securities — Non-Agency (Cost $137,656)		140,148

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Core Bond ETF

April 30, 2014 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Municipal Bonds 2.0%
California 0.6%
State of California 7.550%, 04/01/39	20,000	28,467
Illinois 0.9%
Metropolitan Water Reclamation District of Greater Chicago 5.720%, 12/01/38	30,000	34,432
State of Illinois 5.877%, 03/01/19	10,000	11,249
Total Illinois		45,681
Ohio 0.5%
Bowling Green State University Revenue Bonds 5.080%, 06/01/18	20,000	21,955
JobsOhio Beverage System Series B Revenue Bonds 3.235%, 01/01/23	5,000	4,800
Total Ohio		26,755
Total Municipal Bonds (Cost $91,563)		100,903
Mortgage-Backed Securities 1.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.322%, 12/11/49(c)	25,000	27,306
Greenwich Capital Commercial Funding Corp. 5.444%, 03/10/39(c)	25,000	27,353
Wachovia Bank Commercial Mortgage Trust 5.457%, 12/15/44(a)(c)	18,000	19,007
Total Mortgage-Backed Securities (Cost $74,663)		73,666
Issuer	Principal Amount ($)	Value ($)
Foreign Government Obligations 0.6%
Brazilian Government International Bond 7.875%, 03/07/15	10,000	10,550
Mexico Government International Bond 3.625%, 03/15/22	8,000	8,108
Turkey Government International Bond 6.875%, 03/17/36	10,000	11,440
Total Foreign Government Obligations (Cost $29,094)		30,098

Short Term Investment 15.0%

	Shares	Value ($)
Money Market Fund 15.0%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%† (Cost $777,359)	777,359	777,359
Total Investments 113.1% (Cost $5,665,909)		5,850,312
Liabilities in Excess of Other Assets (13.1)%		(678,086)
Net Assets 100.0%		5,172,226

(a)  Variable rate security. The interest rate shown reflects the rate as of April 30, 2014.

(b)  Represents a security purchased on a when-issued or delayed delivery basis.

(c)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

†  Represents average annualized seven-day yield as of April 30, 2014.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Core Bond ETF

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Core Bond ETF

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$2,096,730	$—	$2,096,730
U.S. Government & Agency Obligations	—	1,827,465	—	1,827,465
U.S. Treasury Obligations	803,943	—	—	803,943
Asset-Backed Securities — Non-Agency	—	140,148	—	140,148
Municipal Bonds	—	100,903	—	100,903
Mortgage-Backed Securities	—	73,666	—	73,666
Foreign Government Obligations	—	30,098	—	30,098
Money Market Fund	777,359	—	—	777,359
Total	$1,581,302	$4,269,010	$—	$5,850,312

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments

Columbia Intermediate Municipal Bond ETF

April 30, 2014 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Municipal Bonds 98.8%
Alaska 4.3%
Alaska Industrial Development & Export Authority Revolving Fund Series A Revenue Bonds 5.000%, 04/01/19	100,000	116,075
North Slope Borough of Alaska Series A 5.000%, 06/30/17	100,000	113,108
Total Alaska		229,183
Arizona 2.2%
City of Scottsdale 5.000%, 07/01/24	100,000	117,317
California 18.2%
California Health Facilities Financing Authority Revenue Scripps Health Series A Revenue Bonds 5.000%, 11/15/24	100,000	114,369
California State Economic Recovery Series A 5.000%, 07/01/22	100,000	109,698
California State Public Works Board Series A Revenue Bonds 5.000%, 09/01/31	100,000	110,986
California State Public Works Board Lease Revenue Department of Correction and Rehabilitation Revenue Bonds 5.000%, 06/01/20	200,000	235,158
California Statewide Communities Development Authority Series A Revenue Bonds 5.000%, 10/01/28	100,000	109,073
San Diego Public Facilities Financing Authority Sewer Revenue Series A Revenue Bonds 5.000%, 05/15/24	150,000	173,817
State of California 5.000%, 02/01/27	100,000	113,343
Total California		966,444
Issuer	Principal Amount ($)	Value ($)
Colorado 2.1%
Denver Colorado City & County Airport Revenue System Series A Revenue Bonds 5.000%, 11/15/23	100,000	110,084
Florida 7.7%
Citizens Property Insurance Corp. Series A-1 Revenue Bonds 5.500%, 06/01/17	150,000	170,451
Orlando Utilities Commission Utility System Revenue Series B Revenue Bonds 5.000%, 10/01/23	100,000	114,490
South Miami Health Facilities Authority Hospital Revenue Baptist Health South Florida Group Revenue Bonds 5.000%, 08/15/14	125,000	126,783
Total Florida		411,724
Illinois 6.9%
City of Chicago Waterworks Revenue Revenue Bonds 5.000%, 11/01/25	200,000	220,582
Illinois Finance Authority Revenue Swedish Covenant Hospital Series A Revenue Bonds 5.500%, 08/15/24	100,000	107,748
State of Illinois 5.250%, 02/01/31	35,000	38,001
Total Illinois		366,331
Indiana 2.0%
Indiana Health & Educational Facilities Financing Authority Series B Revenue Bonds 5.000%, 02/15/16	100,000	108,115
Maryland 4.3%
Maryland Health & Higher Educational Facilities Authority Revenue Carroll Hospital Series A Revenue Bonds 5.000%, 07/01/21	200,000	226,938

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Intermediate Municipal Bond ETF

April 30, 2014 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Massachusetts 2.1%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross Series B Revenue Bonds 4.750%, 09/01/23	100,000	112,854
Michigan 1.5%
Royal Oak Hospital Finance Authority Series D Revenue Bonds 5.000%, 09/01/32	75,000	80,102
Missouri 3.3%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Series A Revenue Bonds 5.000%, 01/01/16	165,000	176,667
Nevada 3.0%
County of Clark Highway Improvement Revenue Motor Vehicle Fuel Tax Revenue Bonds 5.000%, 07/01/19	135,000	158,269
New Jersey 5.8%
New Jersey Economic Development Authority Revenue School Facilities Construction Series EE Revenue Bonds 5.000%, 09/01/23	165,000	188,686
New Jersey Transportation Trust Fund Authority Transportation System Series B Revenue Bonds 5.500%, 12/15/19	100,000	119,043
Total New Jersey		307,729
New Mexico 2.1%
New Mexico Finance Authority Revenue Subordinated Lien Public PJ Revolving Fund Series C Revenue Bonds 5.250%, 06/15/18	100,000	113,171
New York 4.3%
New York State Thruway Authority Series H Revenue Bonds 5.000%, 01/01/22	100,000	112,601
Issuer	Principal Amount ($)	Value ($)
New York State Thruway Authority Personal Income Tax Revenue Transportation System Series A Revenue Bonds 5.000%, 03/15/18	100,000	115,180
Total New York		227,781
North Carolina 3.1%
Charlotte, North Carolina Airport Revenue Series B Revenue Bonds 5.000%, 07/01/16	150,000	164,032
Oklahoma 2.1%
Oklahoma Municipal Power Authority Supply Systems Revenue Series A Revenue Bonds 5.000%, 01/01/23	100,000	113,022
Pennsylvania 2.1%
Lancaster County Solid Waste Management Authority Series A Revenue Bonds 5.250%, 12/15/29	100,000	112,193
Texas 9.6%
Harris Country, Texas Series C Revenue Bonds 5.000%, 08/15/22	100,000	115,253
Leander Independent School District 5.250%, 08/15/17	100,000	114,613
Lower Colorado River Authority Texas Revenue Revenue Bonds 5.000%, 05/15/22	100,000	112,090
North Texas Tollway Authority Revenue Specials Projects System Series A Revenue Bonds 5.000%, 09/01/30	150,000	167,835
Total Texas		509,791
Washington 10.1%
Energy Northwest Washington Electric Revenue Columbia Generating Series A Revenue Bonds 5.000%, 07/01/22	185,000	202,599

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Intermediate Municipal Bond ETF

April 30, 2014 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Energy Northwest Washington Electric Revenue Columbia Station Series A Revenue Bonds 5.000%, 07/01/22	75,000	88,559
FYI Properties Washington Lease Revenue Washington State District Project Revenue Bonds 5.000%, 06/01/22	100,000	112,570
Port of Seattle Washington Revenue Authority Series A Revenue Bonds 5.500%, 09/01/20	115,000	136,277
Total Washington		540,005
Wisconsin 2.0%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc. Series A Revenue Bonds 5.250%, 04/15/24	100,000	108,735
Total Municipal Bonds (Cost $4,994,626)		5,260,487

Short Term Investment 1.8%

	Shares	Value ($)
Money Market Fund 1.8%
Dreyfus Tax Exempt Cash Management Institutional Shares 0.00%† (Cost $94,439)	94,439	94,439
Total Investments 100.6% (Cost $5,089,065)		5,354,926
Liabilities in Excess of Other Assets (0.6)%		(30,565)
Net Assets 100.0%		5,324,361

†  Represents average annualized seven-day yield as of April 30, 2014.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Intermediate Municipal Bond ETF

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$5,260,487	$—	$5,260,487
Money Market Fund	94,439	—	—	94,439
Total	$94,439	$5,260,487	$—	$5,354,926

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Statements of Assets and Liabilities

April 30, 2014 (unaudited)

	Columbia Large Cap Growth ETF	Columbia Select Large Cap Growth ETF	Columbia Select Large Cap Value ETF	Columbia Core Bond ETF	Columbia Intermediate Municipal Bond ETF
Assets:
Investments, at cost:	$1,488,326	$11,434,615	$5,204,209	$5,665,909	$5,089,065
Investments, at fair value (Note 2)	$1,957,225	$12,515,332	$6,462,413	$5,850,312	$5,354,926
Cash	—	—	—	79,502	—
Receivables:
Due from investment manager	13,331	17,992	13,771	16,772	15,204
Investment securities sold	17,100	183,166	—	—	—
Investment securities sold on a delayed delivery basis	—	—	—	79,581	—
Dividends and interest receivable	1,963	8,918	9,255	40,508	68,834
Prepaid expenses	5,524	11,020	4,164	8,606	8,593
Total Assets	1,995,143	12,736,428	6,489,603	6,075,281	5,447,557
Liabilities:
Payables:
Advisory fees	1,238	8,768	4,070	2,117	2,092
Compensation of board members	6,673	6,742	7,155	6,705	6,721
Investment securities purchased	—	94,577	—	774,666	79,961
Investment securities purchased on a delayed delivery basis	—	—	—	79,502	—
Other accrued expenses	30,583	34,342	28,035	40,065	34,422
Total Liabilities	38,494	144,429	39,260	903,055	123,196
Net Assets	$1,956,649	$12,591,999	$6,450,343	$5,172,226	$5,324,361
Net Assets Consist of:
Paid-in capital	$1,385,968	$9,219,398	$5,140,383	$5,018,840	$5,109,440
Undistributed (accumulated) net investment income (loss)	2,722	(37,418)	(9,616)	2,491	23,715
Undistributed (accumulated) net realized gain (loss) on investments	99,060	2,329,302	61,372	(33,508)	(74,655)
Net unrealized appreciation on investments	468,899	1,080,717	1,258,204	184,403	265,861
Net Assets	$1,956,649	$12,591,999	$6,450,343	$5,172,226	$5,324,361
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	50,010	300,010	150,022	100,010	100,010
Net asset value, per share	$39.13	$41.97	$43.00	$51.72	$53.24

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Statements of Operations

For the Period Ended April 30, 2014 (unaudited)

	Columbia Large Cap Growth ETF	Columbia Select Large Cap Growth ETF	Columbia Select Large Cap Value ETF	Columbia Core Bond ETF	Columbia Intermediate Municipal Bond ETF
Investment Income:
Dividend income*	$14,931	$40,877	$50,986	$—	$—
Interest income	—	—	—	69,362	85,886
Total investment income	14,931	40,877	50,986	69,362	85,886
Expenses:
Administration fees	37,192	37,192	37,192	37,192	37,192
Insurance fees	2,476	3,388	2,255	2,498	2,506
Professional fees	6,496	7,230	6,787	8,418	8,147
Exchange listing fees	6,695	6,695	6,695	3,719	3,720
Advisory fees	7,500	54,350	18,858	12,690	12,524
Transfer agent fees	5,951	5,951	5,951	5,951	5,951
Shareholder reporting fees	7,633	13,779	6,082	8,106	8,981
Compensation of board members	5,384	5,552	5,383	5,456	5,456
Custody fees	2,554	4,423	2,368	4,737	1,262
Pricing fees	674	670	354	22,892	12,281
Other	1,221	1,296	1,403	1,229	1,238
Total Expenses	83,776	140,526	93,328	112,888	99,258
Less expense waivers/reimbursements	(75,531)	(81,313)	(74,517)	(98,589)	(86,748)
Net Expenses	8,245	59,213	18,811	14,299	12,510
Net Investment Income (Loss)	6,686	(18,336)	32,175	55,063	73,376
Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	104,404	457,342	63,629	7,193	5,479
Net realized gain on in-kind transactions	—	1,958,254	—	—	—
Total realized gain	104,404	2,415,596	63,629	7,193	5,479
Change in net unrealized appreciation (depreciation) on investments	1,749	(2,001,813)	368,937	38,038	52,453
Net realized and unrealized gain on investments	106,153	413,783	432,566	45,231	57,932
Net increase in net assets resulting from operations	$112,839	$395,447	$464,741	$100,294	$131,308
* Net of foreign taxes withheld of:	14	—	—	—	—

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Statements of Changes in Net Assets

	Columbia Large Cap Growth ETF		Columbia Select Large Cap Growth ETF		Columbia Select Large Cap Value ETF
	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$6,686	$13,394	$(18,336)	$9,828	$32,175	$59,440
Net realized gain on investments and in-kind transactions	104,404	136,324	2,415,596	565,260	63,629	30,626
Net change in unrealized appreciation (depreciation) on investments	1,749	282,927	(2,001,813)	2,287,022	368,937	867,478
Net increase in net assets resulting from operations	112,839	432,645	395,447	2,862,110	464,741	957,544
Distributions to Shareholders from:
Net investment income	(10,706)	(17,513)	—	(12,028)	(51,898)	(48,142)
Net realized gain	(91,000)	—	—	—	(30,626)	(17,649)
Total distributions	(101,706)	(17,513)	—	(12,028)	(82,524)	(65,791)
Shareholder Transactions:
Proceeds from shares sold	—	—	4,213,145	3,939,469	2,088,011	—
Cost of shares redeemed	—	—	(6,140,062)	—	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	—	—	(1,926,917)	3,939,469	2,088,011	—
Increase (decrease) in net assets	11,133	415,132	(1,531,470)	6,789,551	2,470,228	891,753
Net Assets:
Beginning of period	1,945,516	1,530,384	14,123,469	7,333,918	3,980,115	3,088,362
End of period	$1,956,649	$1,945,516	$12,591,999	$14,123,469	$6,450,343	$3,980,115
Including undistributed net investment income (loss) as follows:	$2,722	$6,742	$(37,418)	$(19,082)	$(9,616)	$10,107
Changes in Shares Outstanding:
Shares outstanding, beginning of period	50,010	50,010	350,010	250,010	100,022	100,022
Shares sold	—	—	100,000	100,000	50,000	—
Shares redeemed	—	—	(150,000)	—	—	—
Shares outstanding, end of period	50,010	50,010	300,010	350,010	150,022	100,022

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Statements of Changes in Net Assets (continued)

	Columbia Core Bond ETF		Columbia Intermediate Municipal Bond ETF
	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$55,063	$101,907	$73,376	$181,554
Net realized gain (loss) on investments	7,193	(19,177)	5,479	(80,134)
Net change in unrealized appreciation (depreciation) on investments	38,038	(149,927)	52,453	(291,115)
Net increase (decrease) in net assets resulting from operations	100,294	(67,197)	131,308	(189,695)
Distributions to Shareholders from:
Net investment income	(64,204)	(120,906)	(69,256)	(186,376)
Net realized gain	—	(29,441)	—	(2,646)
Total distributions	(64,204)	(150,347)	(69,256)	(189,022)
Shareholder Transactions:
Proceeds from shares sold	—	—	—	—
Cost of shares redeemed	—	—	—	(2,580,203)
Net decrease in net assets resulting from shareholder transactions	—	—	—	(2,580,203)
Increase (decrease) in net assets	36,090	(217,544)	62,052	(2,958,920)
Net Assets:
Beginning of period	5,136,136	5,353,680	5,262,309	8,221,229
End of period	$5,172,226	$5,136,136	$5,324,361	$5,262,309
Including undistributed net investment income as follows:	$2,491	$11,632	$23,715	$19,595
Changes in Shares Outstanding:
Shares outstanding, beginning of period	100,010	100,010	100,010	150,010
Shares sold	—	—	—	—
Shares redeemed	—	—	—	(50,000)
Shares outstanding, end of period	100,010	100,010	100,010	100,010

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Financial Highlights

Columbia Large Cap Growth ETF

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013	For the Year Ended October 31, 2012	For the Year Ended October 31, 2011	For the Year Ended October 31, 2010	For the Period October 2, 2009(1) Through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$38.90		$30.60	$31.00	$29.56	$25.12	$25.00
Net investment income (loss)(2)	0.13		0.27	0.14	(0.02)	(0.05)	—	(3)
Net realized and unrealized gain on investments	2.13		8.38	3.40	1.46	4.64	0.12
Net increase in net assets resulting from operations	2.26		8.65	3.54	1.44	4.59	0.12
Less Distributions from:
Net investment income	(0.21)		(0.35)	—	—	(0.06)	—
Net realized gains	(1.82)		—	(3.94)	—	(0.09)	—
Total distribution to shareholders	(2.03)		(0.35)	(3.94)	—	(0.15)	—
Net asset value, end of period	$39.13		$38.90	$30.60	$31.00	$29.56	$25.12
Total Return at NAV(4)	5.87%		28.57%	13.31%	4.87%	18.29%	0.48%
Total Return at Market(4)	6.66%		39.62%	5.10%	3.25%	18.24%	0.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's omitted)	$1,957		$1,946	$1,530	$1,550	$4,434	$2,513
Ratios to average net assets of:
Expenses, net of expense waivers	0.85	%(5)	0.83%	0.84%	0.89%	0.89%	0.89	%(5)
Expenses, prior to expense waivers	8.60	%(5)	9.81%	11.56%	6.95%	4.52%	17.21	%(5)
Net investment income (loss), net of waivers	0.69	%(5)	0.78%	0.48%	(0.07)%	(0.18)%	(0.10	)%(5)
Portfolio turnover rate(6)	23	%(7)	66%	112%	110%	45%	11	%(7)

(1)  Commencement of operations.

(2)  Based on average shares outstanding.

(3)  Rounds to zero.

(4)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

(5)  Annualized.

(6)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(7)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Financial Highlights

Columbia Select Large Cap Growth ETF

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013	For the Year Ended October 31, 2012	For the Year Ended October 31, 2011	For the Year Ended October 31, 2010	For the Period October 2, 2009(1) Through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$40.35		$29.33	$30.71	$29.62	$25.09	$25.00
Net investment income (loss)(2)	(0.06)		0.04	(0.04)	(0.11)	(0.06)	—	(3)
Net realized and unrealized gain on investments	1.68		11.03	1.27	1.20	4.73	0.09
Net increase in net assets resulting from operations	1.62		11.07	1.23	1.09	4.67	0.09
Less Distributions from:
Net investment income	—		(0.05)	—	—	(0.04)	—
Net realized gains	—		—	(2.61)	—	(0.10)	—
Total distribution to shareholders	—		(0.05)	(2.61)	—	(0.14)	—
Net asset value, end of period	$41.97		$40.35	$29.33	$30.71	$29.62	$25.09
Total Return at NAV(4)	4.01%		37.79%	4.77%	3.68%	18.64%	0.36%
Total Return at Market(4)	3.76%		49.83%	(3.51)%	3.82%	18.31%	0.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's omitted)	$12,592		$14,123	$7,334	$9,215	$8,887	$2,509
Ratios to average net assets of:
Expenses, net of expense waivers	0.84	%(5)	0.84%	0.85%	0.89%	0.89%	0.89	%(5)
Expenses, prior to expense waivers	1.99	%(5)	2.56%	3.11%	3.61%	3.57%	17.36	%(5)
Net investment income (loss), net of waivers	(0.26	)%(5)	0.11%	(0.15)%	(0.34)%	(0.22)%	(0.08	)%(5)
Portfolio turnover rate(6)	28	%(7)	42%	58%	127%	51%	6	%(7)

(1)  Commencement of operations.

(2)  Based on average shares outstanding.

(3)  Rounds to zero.

(4)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

(5)  Annualized.

(6)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(7)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Financial Highlights

Columbia Select Large Cap Value ETF

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013	For the Year Ended October 31, 2012	For the Year Ended October 31, 2011	For the Year Ended October 31, 2010	For the Period October 2, 2009(1) Through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$39.79		$30.88	$30.46	$33.38	$30.33	$25.00
Net investment income(2)	0.27		0.59	0.46	0.45	0.46	0.22
Net realized and unrealized gain on investments	3.77		8.98	3.76	0.37 (3)	4.26	5.11
Net increase in net assets resulting from operations	4.04		9.57	4.22	0.82	4.72	5.33
Less Distributions from:
Net investment income	(0.52)		(0.48)	(0.39)	(0.56)	(0.94)	—
Net realized gains	(0.31)		(0.18)	(3.41)	(3.18)	(0.73)	—
Total distribution to shareholders	(0.83)		(0.66)	(3.80)	(3.74)	(1.67)	—
Net asset value, end of period	$43.00		$39.79	$30.88	$30.46	$33.38	$30.33
Total Return at NAV(4)	10.23%		31.59%	15.50%	2.03%	15.99%	21.32%
Total Return at Market(4)	10.20%		31.61%	15.76%	1.86%	16.30%	21.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's omitted)	$6,450		$3,980	$3,088	$3,047	$1,670	$3,034
Ratios to average net assets of:
Expenses, net of expense waivers	0.77	%(5)	0.80%	0.81%	0.79%	0.79%	0.79	%(5)
Expenses, prior to expense waivers	3.81	%(5)	4.97%	6.26%	9.25%	8.43%	12.10	%(5)
Net investment income (loss), net of waivers	1.31	%(5)	1.67%	1.55%	1.43%	1.44%	1.62	%(5)
Portfolio turnover rate(6)	5	%(7)	4%	12%	143%	16%	18	%(7)

(1)  Commencement of operations.

(2)  Based on average shares outstanding.

(3)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(4)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

(5)  Annualized.

(6)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(7)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Financial Highlights

Columbia Core Bond ETF

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013	For the Year Ended October 31, 2012	For the Year Ended October 31, 2011	For the Period January 29, 2010(1) Through October 31, 2010
Per Share Operating Performance:
Net asset value, beginning of period	$51.36		$53.53	$52.88	$52.52	$50.00
Net investment income(2)	0.55		1.02	1.19	1.65	1.39
Net realized and unrealized gain (loss) on investments	0.45		(1.69)	1.74	0.92	2.37
Net increase (decrease) in net assets resulting from operations	1.00		(0.67)	2.93	2.57	3.76
Less Distributions from:
Net investment income	(0.64)		(1.21)	(1.35)	(1.83)	(1.24)
Net realized gains	—		(0.29)	(0.93)	(0.38)	—
Total distribution to shareholders	(0.64)		(1.50)	(2.28)	(2.21)	(1.24)
Net asset value, end of period	$51.72		$51.36	$53.53	$52.88	$52.52
Total Return at NAV(3)	1.97%		(1.26)%	5.73%	5.12%	7.62%
Total Return at Market(3)	2.10%		(3.96)%	5.73%	8.16%	6.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's omitted)	$5,172		$5,136	$5,354	$5,289	$2,626
Ratios to average net assets of:
Expenses, net of expense waivers	0.56	%(4)	0.53%	0.40%	0.35%	0.35	%(4)
Expenses, prior to expense waivers	4.45	%(4)	4.31%	4.71%	5.77%	6.35	%(4)
Net investment income, net of waivers	2.17	%(4)	1.96%	2.26%	3.19%	3.60	%(4)
Portfolio turnover rate(5)	99	%(6)	178%	176%	116%	123	%(6)

(1)  Commencement of operations.

(2)  Based on average shares outstanding.

(3)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

(4)  Annualized.

(5)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Financial Highlights

Columbia Intermediate Municipal Bond ETF

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013	For the Year Ended October 31, 2012	For the Year Ended October 31, 2011	For the Period January 29, 2010(1) Through October 31, 2010
Per Share Operating Performance:
Net asset value, beginning of period	$52.62		$54.80	$52.16	$51.71	$50.00
Net investment income(2)	0.73		1.37	1.36	1.38	1.09
Net realized and unrealized gain (loss) on investments	0.58		(2.10)	2.65	0.76	1.66
Net increase (decrease) in net assets resulting from operations	1.31		(0.73)	4.01	2.14	2.75
Less Distributions from:
Net investment income	(0.69)		(1.43)	(1.37)	(1.35)	(1.04)
Net realized gains	—		(0.02)	—	(0.34)	—
Total distribution to shareholders	(0.69)		(1.45)	(1.37)	(1.69)	(1.04)
Net asset value, end of period	$53.24		$52.62	$54.80	$52.16	$51.71
Total Return at NAV(3)	2.52%		(1.35)%	7.77%	4.29%	5.56%
Total Return at Market(3)	3.43%		(2.45)%	7.97%	4.43%	5.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's omitted)	$5,324		$5,262	$8,221	$5,216	$2,586
Ratios to average net assets of:
Expenses, net of expense waivers	0.48	%(4)	0.50%	0.42%	0.35%	0.35	%(4)
Expenses, prior to expense waivers	3.80	%(4)	2.94%	3.48%	5.53%	5.59	%(4)
Net investment income, net of waivers	2.81	%(4)	2.54%	2.53%	2.69%	2.84	%(4)
Portfolio turnover rate(5)	6	%(6)	9%	5%	6%	92	%(6)

(1)  Commencement of operations.

(2)  Based on average shares outstanding.

(3)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

(4)  Annualized.

(5)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2014

Columbia ETF Trust

Notes to Financial Statements

April 30, 2014 (unaudited)

Note 1. Organization

Columbia ETF Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).

Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds):

Columbia Large Cap Growth ETF
Columbia Select Large Cap Growth ETF
Columbia Select Large Cap Value ETF
Columbia Core Bond ETF
Columbia Intermediate Municipal Bond ETF

Each Fund currently operates as a diversified fund with the exception of Columbia Select Large Cap Growth ETF, which is a non-diversified fund.

The market prices of each Fund's shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the shares are not redeemable securities of the Funds.

Fund Shares

A Creation Unit consists of 50,000 shares. Creation Units of the Funds are issued and redeemed in-kind for investment securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement.

The Funds may impose a Creation Transaction Fee on purchases of Creation Units. The Creation Transaction Fee, which is paid to the affected Fund, is designed to protect existing shareholders of that Fund from the costs associated with issuing Creation Units. Each Fund charges a fixed transaction fee for each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee of up to 2.00% of each Creation Unit purchased or redeemed is applicable for Columbia Core Bond ETF and Columbia Intermediate Municipal Bond ETF. Each Fund may also impose a Redemption Transaction Fee on the redemption of Creation Units. The Redemption Transaction Fee, which is charged at the same rate as the Creation Transaction Fee, including, as applicable, a variable transaction fee, is paid to the affected Fund and is designed to protect existing shareholders of that Fund from the costs associated with redeeming Creation Units.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance,

Semiannual Report 2014

Columbia ETF Trust

Notes to Financial Statements (continued)

April 30, 2014 (unaudited)

credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment.

To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Delayed Delivery Securities

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk since the other party to the transaction may fail to deliver which would cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Certain Funds may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.

Determination of Net Asset Value

The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the NYSE is open.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid monthly for Columbia Core Bond ETF and Columbia Intermediate Municipal Bond ETF. Distributions from net

Semiannual Report 2014

Columbia ETF Trust

Notes to Financial Statements (continued)

April 30, 2014 (unaudited)

investment income are declared and paid annually for each of the remaining Funds. Net realized capital gains, if any, are distributed annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines as each Fund's average daily net assets increase:

	Fee Range
Columbia Large Cap Growth ETF	0.77	% - 0.58%
Columbia Select Large Cap Growth ETF	0.77	% - 0.58%
Columbia Select Large Cap Value ETF	0.77	% - 0.58%
Columbia Core Bond ETF	0.50	% - 0.34%
Columbia Intermediate Municipal Bond ETF	0.48	% - 0.29%

The annualized effective investment management fee rate, as a percentage of each Fund's average daily net assets, for the six months ended April 30, 2014, was as follows:

Annualized Effective Fee Rate
Columbia Large Cap Growth ETF	0.77%
Columbia Select Large Cap Growth ETF	0.77%
Columbia Select Large Cap Value ETF	0.77%
Columbia Core Bond ETF	0.50%
Columbia Intermediate Municipal Bond ETF	0.48%

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board, including payments to a company providing limited administrative services to the Funds and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2014, other expenses paid to this company were as follows:

Columbia Large Cap Growth ETF	$646
Columbia Select Large Cap Growth ETF	656
Columbia Select Large Cap Value ETF	648
Columbia Core Bond ETF	649
Columbia Intermediate Municipal Bond ETF	649

Compensation of Board Members

Board members are compensated for their services to the Funds as disclosed in the Statements of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Funds, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan.

Distribution and Service Fees

ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Plan). Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (the Service Providers) at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board, however, and there are no current plans to impose these fees.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that each Fund's net operating expenses, after giving effect to

Semiannual Report 2014

Columbia ETF Trust

Notes to Financial Statements (continued)

April 30, 2014 (unaudited)

fees waived/expenses reimbursed, do not exceed the following annual rates as a percentage of the respective Fund's average daily net assets:

	March 1, 2014 Through February 28, 2015	Prior to March 1, 2014
Columbia Large Cap Growth ETF	0.82%	0.86%
Columbia Select Large Cap Growth ETF	0.80%	0.86%
Columbia Select Large Cap Value ETF	0.74%	0.79%
Columbia Core Bond ETF	0.57%	0.56%
Columbia Intermediate Municipal Bond ETF	0.42%	0.51%

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes, expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and other exchange-traded funds), brokerage commissions, interest and extraordinary expenses. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2014, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation (Depreciation)
Columbia Large Cap Growth ETF	$1,493,670	$477,332	$(13,777)	$463,555
Columbia Select Large Cap Growth ETF	11,471,975	1,594,142	(550,785)	1,043,357
Columbia Select Large Cap Value ETF	5,206,466	1,302,480	(46,533)	1,255,947
Columbia Core Bond ETF	5,670,067	190,833	(10,588)	180,245
Columbia Intermediate Municipal Bond ETF	5,089,065	278,370	(12,509)	265,861

The following capital loss carryforward, determined at October 31, 2013, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Unlimited Short-Term	Unlimited Long-Term	Total
Columbia Large Cap Growth ETF	$—	$—	$—
Columbia Select Large Cap Growth ETF	48,934	—	48,934
Columbia Select Large Cap Value ETF	—	—	—
Columbia Core Bond ETF	19,711	16,832	36,543
Columbia Intermediate Municipal Bond ETF	57,760	22,734	80,134

Semiannual Report 2014

Columbia ETF Trust

Notes to Financial Statements (continued)

April 30, 2014 (unaudited)

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of October 31, 2013, the Funds have elected to treat the following late year ordinary losses and post-October capital losses as arising on November 1, 2013:

	Late Year Ordinary Losses	Post-October Capital Losses
Columbia Large Cap Growth ETF	$—	$—
Columbia Select Large Cap Growth ETF	15,205	—
Columbia Select Large Cap Value ETF	—	—
Columbia Core Bond ETF	—	—
Columbia Intermediate Municipal Bond ETF	—	—

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the six months ended April 30, 2014, were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Columbia Large Cap Growth ETF	$—	$—	$448,901	$596,992
Columbia Select Large Cap Growth ETF	—	—	3,955,933	3,967,737
Columbia Select Large Cap Value ETF	—	—	250,214	332,809
Columbia Core Bond ETF	4,901,918	206,841	154,286	4,998,801
Columbia Intermediate Municipal Bond ETF	—	—	433,313	303,120

Note 6. In-Kind Transactions

The Funds may accept in-kind contributions. Such contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2014, the cost basis in securities contributed was as follows:

Cost
Columbia Select Large Cap Growth ETF	4,213,865
Columbia Select Large Cap Value ETF	2,087,949

Note 7. Significant Risks

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing Columbia Core Bond ETF to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Consumer Discretionary Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest

Semiannual Report 2014

Columbia ETF Trust

Notes to Financial Statements (continued)

April 30, 2014 (unaudited)

more broadly. Columbia Large Cap Growth ETF may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors.

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Columbia Select Large Cap Value ETF may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Health Care Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Columbia Select Large Cap Growth ETF may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors.

Low and Below Investment Grade (High-Yield) Securities Risk

Securities with the lowest investment grade rating, securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose Columbia Core Bond ETF and Columbia Intermediate Municipal Bond ETF to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Non-Diversification Risk

Columbia Select Large Cap Growth ETF is non-diversified. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer companies than a diversified fund.

This Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing Columbia Core Bond ETF to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Columbia Large Cap Growth ETF and Columbia Select Large Cap Growth ETF may be more susceptible to the particular risks that may affect companies in the technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Note 8. Subsequent Events

In the preparation of the financial statements, the Funds' management has evaluated events and transactions for potential recognition or disclosure through the dates the financial statements were issued.

On June 6, 2014 the Funds paid a regularly scheduled distribution per share to shareholders of record as of June 4, 2014 as per the following table below:

Funds	Distribution per share
Columbia Core Bond ETF	$0.098
Columbia Intermediate Municipal Bond ETF	$0.127

Semiannual Report 2014

Columbia ETF Trust

Notes to Financial Statements (continued)

April 30, 2014 (unaudited)

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the 1940 Act, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Board of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014

Columbia ETF Trust

Approval of Investment Management Services
Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of Columbia Core Bond ETF, Columbia Intermediate Municipal Bond ETF, Columbia Large Cap Growth ETF, Columbia Select Large Cap Growth ETF, and Columbia Select Large Cap Value ETF (each, a Fund, and together, the ETFs). Under an investment management services agreement with each Fund (each, an IMS Agreement), Columbia Management provides investment advice and other services to the ETFs and other funds (collectively, the Funds).

On an annual basis, each Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of each IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue each IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of each IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management's representation that additional staff has been added to support the vigorous application of the "5P" review process, to which all internally-managed Funds are subject.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the organization and strength of each Fund and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under each IMS Agreement and each Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to each of the ETFs.

Semiannual Report 2014

Columbia ETF Trust

Approval of Investment Management Services
Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each of the ETFs. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each Fund, the performance of a benchmark index, the percentage ranking of each Fund among its retail Fund counterpart's comparison group and the net assets of each Fund. The Board observed that: (i) for Columbia Select Large Cap Growth ETF and Columbia Select Large Cap Value ETF, each Fund's investment performance met expectations; and (ii) for Columbia Core Bond ETF, Columbia Intermediate Municipal Bond ETF, and Columbia Large Cap Growth ETF, each Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each IMS Agreement. The Board members considered detailed comparative information, including data showing each Fund's contribution to Columbia Management's profitability. With respect to the ETFs, the Board observed management's representation that the Lipper peer universes for actively-managed ETFs were not sufficiently developed and/or comparable so as to utilize them as expense peers for the ETF Funds; thus, the appropriate Lipper peer universe for each Fund was the peer universe of its counterpart retail Fund. In this regard, the Board observed that each Fund's net expense ratio equaled the expense ratio of Class I of its retail Fund counterpart and, thus, approximated the median expense ratio of comparable retail open-end Funds.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of each of the ETFs is no higher than the median expense ratio of funds in the same comparison universe of the Fund's corresponding retail Fund). The Board took into account that each Fund's total expense ratio (after considering proposed voluntary expense caps/waivers) approximated such Fund's corresponding retail Fund's peer universe's median expense ratio. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that each Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each of the ETFs. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as each of the ETFs grow and took note of the extent to which each Fund's shareholders might also benefit from such growth. In this regard, the Independent Trustees observed the relatively small current size of each of the ETFs and took into account that, should assets grow significantly, IMS fees would decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement with respect to each of the ETFs.

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Semiannual Report 2014

Columbia ETF Trust

Important Information About This Report

Proxy Voting Policies, Procedures and Record

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting www.columbiamanagementetf.com or searching the website of the Securities and Exchange Commission (SEC) at sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

Semiannual Report 2014

Columbia ETF Trust

225 Franklin Street

Boston, MA 02110

columbiamanagementetf.com

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus, which contains this and other important information about the ETF's, visit columbiamanagementetf.com. Read the prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR146_10_D01_(06/14)

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to shareholders filed under Item 1.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Columbia ETF Trust

By:	/s/ J. Kevin Connaughton

J. Kevin Connaughton, President and Principal Executive Officer

Date: June 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: Columbia ETF Trust

By:	/s/ J. Kevin Connaughton

J. Kevin Connaughton, President and Principal Executive Officer

Date: June 20, 2014

By:	/s/ Michael G. Clarke

Michael G. Clarke, Treasurer and Chief Financial Officer

Date: June 20, 2014